Consolidated Statement of Financial Position - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
CURRENT
Cash and cash equivalents	R$ 1,030	R$ 995
Securities	1,058	1,014
Customers and traders and Concession holders - Transport of electricity	3,885	3,425
Concession financial assets	848	730
Recoverable taxes	174	236
Income and social contribution tax credits	340	590
Dividends receivable	77	11
Restricted cash	106	367
Inventories	38	49
Advances to suppliers	116	1
Accounts Receivable from the State of Minas Gerais	235
Reimbursement of tariff subsidies	73	64
Low-income subscriber subsidy	27	36
Receivable from Eletrobras	4	138
Other	526	630
TOTAL, CURRENT	8,537	8,286
NON-CURRENT
Securities	30	31
Advance to suppliers	7	229
Customers and traders and Concession holders - Transport of electricity	255	146
Recoverable taxes	231	178
Income and Social Contribution taxes recoverable	21	112
Deferred income and Social Contribution taxes	1,871	1,797
Escrow deposits	2,336	1,887
Derivative financial instruments - Swaps	9
Other credits	628	1,051
Concession financial assets	6,605	4,971
Investments - Equity method	7,792	8,753
Property, plant and equipment	2,762	3,775
Intangible assets	11,156	10,820
TOTAL, NON-CURRENT	33,703	33,750
Total assets	42,240	42,036
CURRENT
Suppliers	2,343	1,940
Regulatory charges	513	381
Profit sharing	9	18
Taxes payable	705	794
Income and Social Contribution tax	115	27
Interest on equity and dividends payable	428	467
Loans, financings and debentures	2,371	4,837
Payroll and related charges	207	225
Post-retirement obligation	232	199
Concessions payable	3	3
Concession financial liabilities	415	482
Advances from clients	233	181
Other obligations	569	743
TOTAL, CURRENT	8,663	11,447
NON-CURRENT
Regulatory charges	250	455
Loans, financings and debentures	12,027	10,342
Taxes payable	28	724
Deferred income tax and Social Contribution tax	735	582
Provisions	678	815
Post-retirement obligation	3,954	4,043
Concessions payable	18	19
Concession financial liabilities		323
Pasep and Cofins taxes to be reimbursed to customers	1,087
Other obligations	134	160
TOTAL, NON-CURRENT	19,247	17,655
Total liabilities	27,910	29,102
EQUITY
Share capital	6,294	6,294
Capital reserves	1,925	1,925
Profit reserves	5,729	5,200
Equity valuation adjustments	(837)	(489)
Deemed cost of property, plant and equipment	639	685
Accumulated Other Comprehensive Income	(1,476)	(1,174)
Subscription of Shares, to be Capitalized	1,215
EQUITY ATTRIBUTABLE TO EQUITY HOLDERS OF THE PARENT	14,326	12,930
NON-CONTROLLINGINTERESTS	4	4
TOTAL EQUITY	14,330	12,934
TOTAL LIABILITIES AND EQUITY	42,240	42,036
Put options [member]
CURRENT
Derivative financial Instruments	507	1,150
NON-CURRENT
Derivative financial Instruments	308	R$ 192
Swaps [member]
CURRENT
Derivative financial Instruments	13
NON-CURRENT
Derivative financial Instruments	R$ 28